Significant Accounting Policies - Basis of Presentation and Principles of Consolidation (Details) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) contract	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
PROPERTY, PLANT AND EQUIPMENT
Number of annuity contracts entered into by the company relating to the change in PPP | contract	2
Benefit plan obligation and plan assets transferred to insurers	$ 16,000
Pension settlement charge		$ 5,900	$ 0	$ 5,894	$ 0
Pension settlement charge, net of tax		$ 4,400		4,400
Pension settlement charge, tax				1,500
Income from continuing operations			$ 7,514	$ 1,783	$ 4,712
Earnings per share, basic (in dollars per share) | $ / shares			$ 8.23	$ 1.82	$ 6.41
Earnings per share, diluted (in dollars per share) | $ / shares			$ 8.14	$ 1.80	$ 6.35
Provision for/(benefit from) income taxes			$ 1,176	$ (626)	$ 124
Equity method investments			125	142
Equity investments			131	63
Other (income) and expense
PROPERTY, PLANT AND EQUIPMENT
Noncontrolling interest amounts, net of tax			16	$ 20	$ 19
Service Life
PROPERTY, PLANT AND EQUIPMENT
Income from continuing operations			$ 208
Earnings per share, basic (in dollars per share) | $ / shares			$ 0.18
Earnings per share, diluted (in dollars per share) | $ / shares			$ 0.18
Service Life | Server and Network Equipment New Assets
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives of certain depreciable assets	5 years	5 years		6 years
Service Life | Server and Network Equipment Used Assets
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives of certain depreciable assets	3 years	3 years		4 years